Other Current assets	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other Current assets

5. Other Current assets

The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,	December 31,
	2011	2012
Inventories	$15,681	$29,272
Deferred mobilization expenses	38,052	46,407
Prepayments and advances	15,750	18,220
Swap cash collateral	0	8,000
Other	10,569	20,876
	$80,052	$122,775